Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.12	$ 0.12
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	10,237,282	9,830,373
Ordinary shares, shares outstanding	10,237,282	9,830,373